Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Presentation Net Deferred Tax Assets and Liabilities	Presentation of net deferred tax assets and liabilities, in the consolidated statements of financial position:
	December 31,
	2023	2024
Deferred taxes assets	$6,729	$4,895
Deferred tax liabilities	(11,610)	(7,848)
	$(4,881)	$(2,953)

Schedule of Components of the Company’s Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows:
	December 31,
	2023	2024
Deferred tax liabilities:
Intangible assets	$13,789	$10,162
Reserves and allowances	530	384
Right-of-use assets	5,169	5,121

Gross deferred tax liabilities	$19,488	$15,667

Deferred tax assets:

Carry-forwards losses	$3,668	$2,092
Intangible assets	1,495	494
Reserves and allowances	4,054	4,603
Lease liabilities	5,390	5,525

Gross deferred tax assets	$14,607	$12,714
Net deferred tax liabilities	$(4,881)	$(2,953)

Schedule of Taxes on Income

Taxes on income are comprised as follows:

	Year ended December 31,
	2022	2023	2024
Current:
Domestic	$11,368	$11,108	$11,793
Foreign	6,304	5	1,103

	17,672	11,113	12,896
Deferred taxes:
Domestic	(1,318)	(1,588)	(2,984)
Foreign	(5,216)	409	1,416

	(6,534)	(1,179)	(1,568)

Taxes on income	$11,138	$9,934	$11,328

Schedule of Theoretical Tax Expense

The following table presents reconciliation between the theoretical tax expense, assuming that all income was taxed at statutory tax rates, and the actual income tax expense, as recorded in the Company’s consolidated statements of profit or loss:

	Year ended December 31,
	2022	2023	2024

Income before income taxes, as per the statement of operations	$57,417	$52,436	$54,619

Statutory tax rate in Israel	23%	23%	23%

Tax computed at the statutory tax rate	13,205	12,060	12,562

Tax adjustment in respect of different tax rates	(1,756)	(1,345)	(3,052)
Deferred taxes on losses for which deferred taxes were not created	(511)	(2,764)	(587)
Tax-deductible costs, not included in the accounting costs	(2,680)	-	-
Non-deductible expenses and tax expenses in respect of prior years, net	2,670	534	1,111
Uncertain tax positions and other	210	1,448	1,294

Taxes on income	$11,138	$9,934	$11,328